Employee Stock Purchase Plan - Additional Information (Detail) - 2019 ESPP [Member] - shares	12 Months Ended	66 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, discount rate	10.00%
Number of ordinary shares issued	55,372	499,962
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible employees contribution from their eligible compensation during each semi annual	1.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible employees contribution from their eligible compensation during each semi annual	15.00%
Number of ordinary shares issued	500,000